SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
- Local	$ (22,205)
- Foreign	(104,735)	16,748
- Local
- Foreign	(10,127)	(178,329)
Provision for income taxes	$ (137,067)	$ (161,581)